Income taxes (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income taxes
U.S. Statutory federal income tax rate	(21.00%)	(21.00%)
State income taxes	5.00%	5.00%
Change in valuation allowance	(26.00%)	(26.00%)
Effect income tax rate	0.00%	0.00%